General information	12 Months Ended
Dec. 31, 2018
Disclosure of notes and other explanatory information [Abstract]
General information
General information
Verona Pharma plc and its subsidiaries (the "Company") are a clinical-stage biopharmaceutical group focused on developing and commercializing innovative therapeutics for the treatment of respiratory diseases with significant unmet medical needs.
The Company is a public limited company, which is dual listed on the AIM, a market of the London Stock Exchange, and The Nasdaq Global Market. The company is incorporated and domiciled in the United Kingdom. The address of the registered office is 1 Central Square, Cardiff, CF10 1FS, United Kingdom.
The Company has two subsidiaries, Verona Pharma Inc. and Rhinopharma Limited ("Rhinopharma"), both of which are wholly owned.
On February 10, 2017, the Company effected a 50-for-1 consolidation of its shares. All references to ordinary shares, options and warrants, as well as share, per share and related information in these consolidated financial statements have been adjusted to reflect the consolidation as if it had occurred at the beginning of the earliest period presented.

On April 26, 2017, the Company announced the closing of its global offering of an aggregate of 47,399,001 new ordinary shares, consisting of the initial public offering in the United States of 5,768,000 American Depositary Shares (“ADSs”) at a price of $13.50 per ADS and the private placement in Europe of 1,255,001 ordinary shares at a price of £1.32 per ordinary share, for gross proceeds of $80 million (the “Global Offering”). Each ADS offered represents eight ordinary shares of the Company. The ordinary shares offered were allotted and issued in a concurrent private placement in Europe and other countries outside of the United States and Canada.

In addition, the Chairman of Verona Pharma’s board of directors, Dr. David Ebsworth, and an existing shareholder agreed to subscribe for 254,099 new ordinary shares at a price of £1.32 per ordinary share in a shareholder private placement separate from the Global Offering (the “Shareholder Private Placement”), contingent on and concurrent with the Global Offering and generating additional gross proceeds of £0.3 million.

On May 15 and May 23, 2017, pursuant to the Global Offering, the underwriters purchased an additional 733,738 ADSs, representing 5,869,904 ordinary shares, at a price of $13.50 per ADS, for additional gross proceeds of $9.9 million bringing the total gross proceeds in the Global Offering to $89.9 million (£70.0 million). Including the Shareholder Private Placement, the total gross proceeds of the capital raising amounted to $90.3 million (£70.3 million).

The ADSs trade on The Nasdaq Global Market under the symbol “VRNA” and Verona Pharma’s ordinary shares trade on AIM under the symbol “VRP”.